STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 010 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 14,428
Employers	11,178
Rollover	2,189
Loan interest	675
Plan interest in Ashland Inc Savings Plan Master Trust investment income	184,523
Total additions	212,993
Deductions from net assets attributed to:
Benefits paid to participants	(182,272)
Administrative expenses	(445)
Total deductions	(182,717)
Net change in plan assets	30,276
Net assets available for benefits, beginning of year	1,306,613
Net assets available for benefits, end of year	$ 1,336,889